Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Summay of Property and Equipment
As of December 31, 2022 and 2021, property and equipment, net consisted of the following
(in thousands)
:

	December 31,
	2022	2021
Furniture and fixtures	$96	$90
Equipment and vehicle	160	154
Internal-use software	434	458
Leasehold improvements	656	622

Property and equipment, gross	1,346	1,324
Accumulated depreciation	(722)	(621)

Property and equipment, net	$624	$703

Southern Airways Corporation
Property, Plant and Equipment [Line Items]
Summay of Property and Equipment
Property and equipment, net, consists of the following (
in thousands
):

	June 30, 2023	December 31, 2022
Aircraft, equipment and rotable spares	$37,564	$37,566
Office, vehicles and ground equipment	2,270	2,439
Leasehold improvements	2,355	2,309

Property and equipment, gross	42,189	42,314
Accumulated depreciation	(7,249)	(5,760)

Property and equipment, net	$34,940	$36,554

Property and equipment, net, consists of the following (
in thousands
):

	December 31,
	2022	2021
Aircraft, equipment, and rotable spares	$37,566	$14,622
Office, vehicles and ground equipment	2,439	1,651
Leasehold improvements	2,309	1,658

Property and equipment, gross	42,314	17,931
Accumulated depreciation	(5,760)	(3,636)

Property and equipment, net	$36,554	$14,295